Expense Example, No Redemption {- Fidelity Advisor Freedom® 2020 Fund} - 03.31 Fidelity Advisor Freedom Funds AMCIZ PRO-17 - Fidelity Advisor Freedom® 2020 Fund	Jul. 13, 2021 USD ($)
Class A
Expense Example, No Redemption:
1 Year	$ 656
3 Years	824
5 Years	1,004
10 Years	1,503
Fidelity Advisor Freedom 2020 Fund-Class M
Expense Example, No Redemption:
1 Year	457
3 Years	681
5 Years	919
10 Years	1,583
Class C
Expense Example, No Redemption:
1 Year	161
3 Years	498
5 Years	855
10 Years	1,840
Class I
Expense Example, No Redemption:
1 Year	60
3 Years	185
5 Years	318
10 Years	684
Class Z
Expense Example, No Redemption:
1 Year	52
3 Years	162
5 Years	279
10 Years	$ 602